Net income (loss) per share and net loss attributable to ordinary shareholders (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
Basic and diluted net loss per share for each of the year presented were calculated as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Basic net income (loss) per share calculation
Numerator:
Net income (loss) attributable to DouYu Holdings Limited shareholders	(612,897,944)	(876,279,828)	39,753,232
Deemed dividend	—	(6,661,667)	—
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	—	—	(14,283,763)
Net income (loss) attributable to ordinary shareholders for computing basic net income (loss) per share	(612,897,944)	(882,941,495)	25,469,469
Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	8,188,790	8,115,160	19,254,661
Basic net income (loss) per ordinary share	(74.8 5)	(108.80)	1.32
Diluted net income (loss) per share calculation
Numerator:
Net income (loss) attributable to ordinary shareholders of DouYu Holdings Limited	(612,897,944)	(882,941,495)	25,469,469
Add: undistributed earnings allocated to participating securities	—	—	14,283,763
Net income (loss) attributable to ordinary shareholders for computing diluted net income (loss) per ordinary share	(612,897,944)	(882,941,495)	39,753,232
Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	8,188,790	8,115,160	19,254,661
Add: conversion of convertible redeemable preferred shares into ordinary shares	—	—	10,798,380
Restricted Share Units	—	—	1,389,890
Weighted average ordinary shares used in computing diluted income (loss) per ordinary share	8,188,790	8,115,160	31,442,931
Diluted net income (loss) per ordinary share	(74.85)	(108.80)	1.26

Schedule of antidilutive securities excluded from computation of earnings per share
Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Convertible Redeemable Preferred Equity/Shares	12,046,442	19,906,105	—
Restricted Share Units	—	2,098,069	—

Total	12,046,442	22,004,174	—